SCHEDULE OF REMAINING PERFORMANCE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Expected to be recognized within 1 year	$ 1,989	$ 901
Expected to be recognized in more than 1 year	54	1,999
Total RPO	$ 2,043	$ 2,900